Accumulated Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	$ 2,313	$ 1,208
Other Comprehensive Income (Loss), Before Tax	(433)	372
Reclassification on Divestiture (Note 5)	(1,261)
Income Tax (Expense) Recovery	0	(19)
Ending balance	619	1,561
Pension and Other Post-Employment Benefits
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	69	55
Other Comprehensive Income (Loss), Before Tax	13	14
Reclassification on Divestiture (Note 5)	0
Income Tax (Expense) Recovery	(3)	(3)
Ending balance	79	66
Private Equity Investments
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	156	85
Other Comprehensive Income (Loss), Before Tax	(26)	139
Reclassification on Divestiture (Note 5)	0
Income Tax (Expense) Recovery	3	(16)
Ending balance	133	208
Foreign Currency Translation Adjustment
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	2,088	1,068
Other Comprehensive Income (Loss), Before Tax	(420)	219
Reclassification on Divestiture (Note 5)	(1,261)
Income Tax (Expense) Recovery	0	0
Ending balance	$ 407	$ 1,287